Income tax (Details 3) - USD ($)	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Temporary Differences	$ 120,620,000	$ 89,570,000
Noncapital Losses [Member]
IfrsStatementLineItems [Line Items]
Temporary Differences	120,528,000	87,242,000
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Temporary Differences	89,000	110,000
Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Temporary Differences	3,000	1,000
Financing Costs [Member]
IfrsStatementLineItems [Line Items]
Temporary Differences		$ 2,217,000